EMPLOYEE BENEFIT PLAN AND EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022
Subsequent Event [Line Items]
Employee benefit plan	$ 424,423	$ 320,389
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares issued			36,240